UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   July 22, 2008

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  33

Form 13F Information Table Value Total:  78101

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  COM              00724F101     2150    54570 SH       SOLE                    54570
America Movil                  COM              02364W105     2783    52765 SH       SOLE                    52765
American Tower                 COM              029912201     3023    71550 SH       SOLE                    71550
Amphenol                       COM              032095101     3079    68605 SH       SOLE                    68605
Baxter International           COM              071813109     2301    35985 SH       SOLE                    35985
Berkshire Hathaway B           COM              084670207     3021      753 SH       SOLE                      753
CVS Caremark                   COM              126650100     3488    88150 SH       SOLE                    88150
Cisco Systems                  COM              17275R102     3033   130385 SH       SOLE                   130385
Coach                          COM              189754104     1916    66360 SH       SOLE                    66360
Colgate Palmolive              COM              194162103     2945    42625 SH       SOLE                    42625
Corning                        COM              219350105     2494   108195 SH       SOLE                   108195
Danaher                        COM              235851102     2943    38067 SH       SOLE                    38067
Diageo                         COM              25243Q205     2827    38265 SH       SOLE                    38265
EOG Resources                  COM              26875P101     2969    22628 SH       SOLE                    22628
Enbridge                       COM              29250N105     1917    44405 SH       SOLE                    44405
Estee Lauder                   COM              518439104     2273    48935 SH       SOLE                    48935
Exxon Mobil                    COM              30231G102      356     4040 SH       SOLE                     4040
Franklin Resources             COM              354613101     2774    30265 SH       SOLE                    30265
Genzyme                        COM              372917104     2920    40620 SH       SOLE                    40620
JP Morgan Chase                COM              46625H100     1857    54135 SH       SOLE                    54135
Johnson & Johnson              COM              478160104     3437    53417 SH       SOLE                    53417
Metlife                        COM              59156R108     2231    42280 SH       SOLE                    42280
Microsoft                      COM              594918104     2664    96850 SH       SOLE                    96850
PepsiCo                        COM              713448108     2776    43660 SH       SOLE                    43660
Qiagen                         COM              N72482107      862    42807 SH       SOLE                    42807
Suncor Energy                  COM              867229106     2344    40330 SH       SOLE                    40330
Texas Instruments              COM              882508104     2685    95364 SH       SOLE                    95364
United Parcel Service          COM              911312106     2086    33930 SH       SOLE                    33930
United Technologies            COM              913017109     3393    54999 SH       SOLE                    54999
VF Corp                        COM              918204108     1660    23320 SH       SOLE                    23320
Wells Fargo                    COM              949746101     1994    83974 SH       SOLE                    83974
Standard&Poors                                  78462F103      693 5413.000 SH       SOLE                 5413.000
Vanguard FTSE All World                         922042775      206 3880.000 SH       SOLE                 3880.000